Pensions and post-retirement benefits - Actuarial valuation of schemes (Details) - United Kingdom Retirement Fund (UKRF) [member] - UK [member] - Pension defined benefit plans [member] - GBP (£)
£ in Billions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key UKRF financial assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.71%	2.46%
Inflation rate (RPI)	3.25%	3.22%
Life expectancy at 60 for current pensioners, males [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	0 years	27 years 9 months 18 days	27 years 10 months 24 days
Life expectancy at 60 for current pensioners, females [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	0 years	29 years 4 months 24 days	29 years 8 months 12 days
Life expectancy at 60 for future pensioners at 40 years, males [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	0 years	29 years 3 months 18 days	29 years 8 months 12 days
Life expectancy at 60 for future pensioners at 40 years, females [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	0 years	31 years	31 years 8 months 12 days
0.5% change in discount rate per annum [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	£ (2.1)	£ (2.4)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	2.4	2.8
0.25% change in discount rate per annum [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	(1.1)	(1.2)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	1.1	1.3
0.5% change in RPI per annum [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	1.3	1.6
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(1.3)	(1.5)
0.25% change in RPI per annum [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	0.7	0.8
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(0.6)	(0.7)
Change in life expectancy by one year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	0.9	1.0
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	£ (0.9)	£ (1.0)